UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999
                                               --------------------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger          Baltimore, MD                  August xx, 1999
    ----------------------------  ----------------------------   -----------
    [Signature]                   [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0

 Form 13F Information Table Entry Total:                 163

 Form 13F Information Table Value Total:              $ 330.3211

 List of Other Included Managers:                         N/A

     NONE

Name of Reporting Manager:                   Croft-Leominster, Inc.
 Filing for Quarter-Ending:                       June 30, 1999

 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                        SOLE
 ITEM 7: Voting Authority:                             NONE





                           FORM 13F INFORMATION TABLE
                                                                   VALUE     SHARES     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
    --------------                 --------------     -----      --------    -------    --- ---- ------- -------- ---- ------  ----

------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                             COM        001957109     $ 1.0425    18,679     SH        SOLE                     18,679
------------------------------------------------------------------------------------------------------------------------------------
Advanced Lighting Techs                  COM        00753C102     $ 0.0925    10,275     SH        SOLE                     10,275
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                                COM        008117103     $ 0.6592     7,370     SH        SOLE                      7,370
------------------------------------------------------------------------------------------------------------------------------------
Agrium Inc.                              COM        008916108     $ 0.9208   104,489     SH        SOLE                    104,489
------------------------------------------------------------------------------------------------------------------------------------
Aluminum Co of America                   COM        013817101     $ 0.4910     7,936     SH        SOLE                      7,936
------------------------------------------------------------------------------------------------------------------------------------
Alliance World Dollar Gvt II             COM        01879R106     $ 0.2267    23,100     SH        SOLE                     23,100
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp                 COM        019754100     $ 5.8389    96,015     SH        SOLE                     96,015
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp                            COM        020002101     $ 0.8257    23,015     SH        SOLE                     23,015
------------------------------------------------------------------------------------------------------------------------------------
Alpine Group, Inc.                       COM        020825105     $ 1.3767    85,709     SH        SOLE                     85,709
------------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp              COM        026609107     $ 4.2368    73,844     SH        SOLE                     73,844
------------------------------------------------------------------------------------------------------------------------------------
Ameritech                                COM        030954101     $ 0.3308     4,500     SH        SOLE                      4,500
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp                  COM        032511107     $ 0.9654    26,225     SH        SOLE                     26,225
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp                              COM        037411105     $ 0.9399    24,100     SH        SOLE                     24,100
------------------------------------------------------------------------------------------------------------------------------------
Asia Tigers Fund Inc                     COM        04516T105     $ 0.6508    68,500     SH        SOLE                     68,500
------------------------------------------------------------------------------------------------------------------------------------
Assisted Living Concepts, Inc            COM        04543L109     $ 0.0546    19,000     SH        SOLE                     19,000
------------------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp                   COM        046265104     $ 1.6325    37,155     SH        SOLE                     37,155
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield                       COM        048825103     $ 0.2169     2,596     SH        SOLE                      2,596
------------------------------------------------------------------------------------------------------------------------------------
Aviaton Sales Corp                       COM        053672101     $ 0.2884     7,300     SH        SOLE                      7,300
------------------------------------------------------------------------------------------------------------------------------------
Bank United Corp. - Cl A                 COM        065412108     $ 1.8470    45,960     SH        SOLE                     45,960
------------------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.               COM        065908501     $ 0.2088    28,800     SH        SOLE                     28,800
------------------------------------------------------------------------------------------------------------------------------------
Bellwether Exploration Co             COM NEW       079895207     $ 2.6772   486,769     SH        SOLE                    486,769
------------------------------------------------------------------------------------------------------------------------------------
Benton Oil & Gas Co                      COM        083288100     $ 0.0970    48,500     SH        SOLE                     48,500
------------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel $5.00 cv. pfd         PFD CV $5     087509303     $ 0.6610    12,100     SH        SOLE                     12,100
------------------------------------------------------------------------------------------------------------------------------------
Blackrock Invt Quality Muni              COM        09247D105     $ 0.2505    17,200     SH        SOLE                     17,200
------------------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp                       COM        097383103     $ 10.2240  238,460     SH        SOLE                    238,460
------------------------------------------------------------------------------------------------------------------------------------
Bowater Inc                              COM        102183100     $ 0.2902     6,125     SH        SOLE                      6,125
------------------------------------------------------------------------------------------------------------------------------------
Brown & Sharpe Manufacturing C           COM        115223109     $ 0.4432    81,500     SH        SOLE                     81,500
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc                 COM        122014103     $ 0.8189    18,935     SH        SOLE                     18,935
------------------------------------------------------------------------------------------------------------------------------------
CBS Inc                                  COM        12490K107     $ 17.8315  409,332     SH        SOLE                    409,332
------------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems -Cl A                COM        12686C109     $ 0.2282     3,260     SH        SOLE                      3,260
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp               COM        14040H105     $ 12.3631  222,009     SH        SOLE                    222,009
------------------------------------------------------------------------------------------------------------------------------------
Central European Equity Fund I           COM        153436100     $ 1.6357   125,218     SH        SOLE                    125,218
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.                   COM        158915108     $ 0.2205     4,000     SH        SOLE                      4,000
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank                     COM        16161A108     $ 2.3900    27,630     SH        SOLE                     27,630
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corporation                        COM        171232101     $ 0.4518     6,500     SH        SOLE                      6,500
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                          COM        172967101     $ 16.4696  346,728     SH        SOLE                    346,728
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications,            COM        184502102     $ 0.3212     4,660     SH        SOLE                      4,660
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co                             COM        191216100     $ 0.5764     9,296     SH        SOLE                      9,296
------------------------------------------------------------------------------------------------------------------------------------
Colonial Invest Grd Muni Tr           SH BEN INT    195768106     $ 0.1960    20,100     SH        SOLE                     20,100
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp. Special CL A               COM        200300200     $ 0.2925     7,610     SH        SOLE                      7,610
------------------------------------------------------------------------------------------------------------------------------------
Comstock Resources Inc                   COM NEW    205768203     $ 1.3461   406,380     SH        SOLE                    406,380
------------------------------------------------------------------------------------------------------------------------------------
Corn Products International              COM        219023108     $ 0.3564    11,710     SH        SOLE                     11,710
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Ind Inc               COM        222372104     $ 1.1767    27,525     SH        SOLE                     27,525
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equties C           COM        225756105     $ 0.2660    11,200     SH        SOLE                     11,200
------------------------------------------------------------------------------------------------------------------------------------
Crompton & Knowles Corp                  COM        227111101     $ 0.3318    16,800     SH        SOLE                     16,800
------------------------------------------------------------------------------------------------------------------------------------
DII Group Inc.                           COM        232949107     $ 1.1530    30,900     SH        SOLE                     30,900
------------------------------------------------------------------------------------------------------------------------------------
Dana Corporation                         COM        235811106     $ 1.7331    37,625     SH        SOLE                     37,625
------------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp Inc                         COM        25429Q102     $ 1.2125    60,250     SH        SOLE                     60,250
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co                          COM        260543103     $ 0.2284     1,800     SH        SOLE                      1,800
------------------------------------------------------------------------------------------------------------------------------------
Dresdner RCM Europe Fund                 COM        26156W106     $ 1.4192   112,100     SH        SOLE                    112,100
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Strategic Municipals I           COM        261932107     $ 0.1764    19,200     SH        SOLE                     19,200
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Strategic Muni Bond Fu           COM        26202F107     $ 0.3275    37,700     SH        SOLE                     37,700
------------------------------------------------------------------------------------------------------------------------------------
Dura Pharmaceuticals                     COM        26632S109     $ 0.1325    11,100     SH        SOLE                     11,100
------------------------------------------------------------------------------------------------------------------------------------
Equitable Companies Inc                  COM        29444G107     $ 0.6499     9,700     SH        SOLE                      9,700
------------------------------------------------------------------------------------------------------------------------------------
Equity Oil Co                            COM        294749106     $ 1.0973   975,400     SH        SOLE                    975,400
------------------------------------------------------------------------------------------------------------------------------------
Esenjay Exploration Inc                  COM        296426109     $ 0.0942    41,878     SH        SOLE                     41,878
------------------------------------------------------------------------------------------------------------------------------------
Fairchild Corp.                          CL A       303698104     $ 0.3073    24,100     SH        SOLE                     24,100
------------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp                       COM        313549107     $ 16.8298  323,650     SH        SOLE                    323,650
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust                     COM        31430F101     $ 0.2428    11,700     SH        SOLE                     11,700
------------------------------------------------------------------------------------------------------------------------------------
First Australia Prime Income F           COM        318653102     $ 0.3530    54,300     SH        SOLE                     54,300
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp                         COM        337358105     $ 2.4146    51,239     SH        SOLE                     51,239
------------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Corp                      COM        350244109     $ 0.6258    44,500     SH        SOLE                     44,500
------------------------------------------------------------------------------------------------------------------------------------
Foundation Health Services, In           COM        350404109     $ 0.8783    58,550     SH        SOLE                     58,550
------------------------------------------------------------------------------------------------------------------------------------
Franklin Resources Inc                   COM        354613101     $ 6.8287   168,090     SH        SOLE                    168,090
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoran Copper & Gold           CL B       35671D857     $ 0.1824    10,167     SH        SOLE                     10,167
------------------------------------------------------------------------------------------------------------------------------------
GTE Corp                                 COM        362320103     $ 0.5632     7,460     SH        SOLE                      7,460
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corporation            CL A       368145108     $ 0.3294    41,500     SH        SOLE                     41,500
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co                      COM        369604103     $ 0.6023     5,330     SH        SOLE                      5,330
------------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp                       COM        383482106     $ 0.2967   678,100     SH        SOLE                    678,100
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp                COM        390568103     $ 0.2994     6,500     SH        SOLE                      6,500
------------------------------------------------------------------------------------------------------------------------------------
M.A. Hanna Company                       COM        410522106     $ 0.3978    24,200     SH        SOLE                     24,200
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Gr           COM        416515104     $ 7.4735   128,163     SH        SOLE                    128,163
------------------------------------------------------------------------------------------------------------------------------------
Hibernia Corp Class A                    CL A       428656102     $ 1.2644    80,600     SH        SOLE                     80,600
------------------------------------------------------------------------------------------------------------------------------------
Highlands Insurance Group                COM        431032101     $ 1.3547   129,020     SH        SOLE                    129,020
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.               COM        431284108     $ 0.3155    11,500     SH        SOLE                     11,500
------------------------------------------------------------------------------------------------------------------------------------
Hussmann International Inc.              COM        448110106     $ 0.1756    10,600     SH        SOLE                     10,600
------------------------------------------------------------------------------------------------------------------------------------
The India Fund Inc                       COM        454089103     $ 0.1043    10,500     SH        SOLE                     10,500
------------------------------------------------------------------------------------------------------------------------------------
Infinity Corp                         COM NEW       45663L304     $ 0.0638    28,350     SH        SOLE                     28,350
------------------------------------------------------------------------------------------------------------------------------------
Insured Municipal Income Fund            COM        45809F104     $ 0.3429    26,000     SH        SOLE                     26,000
------------------------------------------------------------------------------------------------------------------------------------
Int'l Business Machines Corp.            COM        459200101     $ 0.2536     1,962     SH        SOLE                      1,962
------------------------------------------------------------------------------------------------------------------------------------
International Game Technology            COM        459902102     $ 0.2257    12,200     SH        SOLE                     12,200
------------------------------------------------------------------------------------------------------------------------------------
International Paper Co                   COM        460146103     $ 0.5933    11,807     SH        SOLE                     11,807
------------------------------------------------------------------------------------------------------------------------------------
Jardine Fleming India Fund               COM        471112102     $ 0.2793    39,900     SH        SOLE                     39,900
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Inds                COM        485170104     $ 19.7867  310,075     SH        SOLE                    310,075
------------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc.                         COM        489170100     $ 1.6709    53,900     SH        SOLE                     53,900
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners       UT LTD PARTNER  494550106     $ 0.9272    25,060     SH        SOLE                     25,060
------------------------------------------------------------------------------------------------------------------------------------
Koninklije Philips Electronics        SPONSORED ADR 500472105     $ 8.7316    86,559     SH        SOLE                     86,559
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Lockheed Martin Corporation              COM        539830109     $ 0.4353    11,685     SH        SOLE                     11,685
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc                  COM        549463107     $ 0.2370     3,514     SH        SOLE                      3,514
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Company                COM        552078107     $ 1.0534    51,075     SH        SOLE                     51,075
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom Inc.                        COM        55268B106     $ 10.4019  120,864     SH        SOLE                    120,864
------------------------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources Inc         COM PAR $0.002  55972F203     $ 0.4697   123,200     SH        SOLE                    123,200
------------------------------------------------------------------------------------------------------------------------------------
Mallon Resources Corp                  COM NEW      561240201     $ 0.1221    17,600     SH        SOLE                     17,600
------------------------------------------------------------------------------------------------------------------------------------
McKesson HBOC, Inc                       COM        58155Q103     $ 2.5082    77,925     SH        SOLE                     77,925
------------------------------------------------------------------------------------------------------------------------------------
MediaOne Group Inc.                      COM        58440J104     $ 0.4950     6,655     SH        SOLE                      6,655
------------------------------------------------------------------------------------------------------------------------------------
MediaOne Fin Trust                       COM        584458202     $ 0.2354     8,800     SH        SOLE                      8,800
------------------------------------------------------------------------------------------------------------------------------------
Mellon Bank Corp                         COM        585509102     $ 9.9267   272,900     SH        SOLE                    272,900
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co                               COM        589331107     $ 0.4506     6,120     SH        SOLE                      6,120
------------------------------------------------------------------------------------------------------------------------------------
Meridian Resource Corp                   COM        58977Q109     $ 3.1492   812,684     SH        SOLE                    812,684
------------------------------------------------------------------------------------------------------------------------------------
Metris Companies, Inc.                   COM        591598107     $ 0.6561    16,100     SH        SOLE                     16,100
------------------------------------------------------------------------------------------------------------------------------------
Millenium Chemicals Inc                  COM        599903101     $ 0.3116    13,225     SH        SOLE                     13,225
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerg Mkt Debt            COM        61744H105     $ 0.1559    19,341     SH        SOLE                     19,341
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia-Pacific FD           COM        61744U106     $ 0.4970    51,636     SH        SOLE                     51,636
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley India Invt FD             COM        61745C105     $ 0.3110    32,100     SH        SOLE                     32,100
------------------------------------------------------------------------------------------------------------------------------------
NL Industries Inc                      COM NEW      629156407     $ 0.6230    56,000     SH        SOLE                     56,000
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Co.                    COM        651229106     $ 2.3958    51,662     SH        SOLE                     51,662
------------------------------------------------------------------------------------------------------------------------------------
News Corp LTD ADR                      ADR NEW      652487703     $ 0.6709    19,000     SH        SOLE                     19,000
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL Communications                    CL A       65332V103     $ 0.5119    10,200     SH        SOLE                     10,200
------------------------------------------------------------------------------------------------------------------------------------
Niagra Mohawk Holdings                   COM        653520106     $ 0.2731    17,000     SH        SOLE                     17,000
------------------------------------------------------------------------------------------------------------------------------------
Oak Industries Inc                     COM NEW      671400505     $ 0.6651    15,160     SH        SOLE                     15,160
------------------------------------------------------------------------------------------------------------------------------------
Owens-Corning                            COM        69073F103     $ 8.3883   244,022     SH        SOLE                    244,022
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PNC Bank Corp                            COM        693475105     $ 0.4295     7,454     SH        SOLE                      7,454
------------------------------------------------------------------------------------------------------------------------------------
Panaco Inc                               COM        698106101     $ 1.2666 1,621,200     SH        SOLE                  1,621,200
------------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.               COM        713409100     $ 0.6186    26,750     SH        SOLE                     26,750
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PepsiCo, Inc                             COM        713448108     $ 6.3191   163,337     SH        SOLE                    163,337
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Portugal Fund                            COM        737265108     $ 0.1862    12,900     SH        SOLE                     12,900
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Potash Corp of Saskatchewan              COM        73755L107     $ 0.2421     4,679     SH        SOLE                      4,679
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Potomac Electric Power Co.               COM        737679100     $ 0.3158    10,728     SH        SOLE                     10,728
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Praxair Inc                              COM        74005P104     $ 0.3386     6,919     SH        SOLE                      6,919
------------------------------------------------------------------------------------------------------------------------------------
Prison Realty Corp.                      COM        74264N105     $ 0.1599    16,300     SH        SOLE                     16,300
------------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.               COM        743859100     $ 2.0578    88,507     SH        SOLE                     88,507
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Putnam Inv Grade Muni Tr III          SH BEN INT    746807106     $ 0.2728    21,500     SH        SOLE                     21,500
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Qwest Communications Intl Inc.           COM        749121109     $ 4.8347   146,228     SH        SOLE                    146,228
------------------------------------------------------------------------------------------------------------------------------------
Reliance Group Holdings                  COM        759464100     $ 0.9676   130,100     SH        SOLE                    130,100
------------------------------------------------------------------------------------------------------------------------------------
Resource Bancshares Mtg Grp              COM        761197102     $ 0.1896    18,500     SH        SOLE                     18,500
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Rite Aid Corp.                           COM        767754104     $ 3.0441   123,620     SH        SOLE                    123,620
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SPX Corp                                 COM        784635104     $ 26.9488  322,741     SH        SOLE                    322,741
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos                             COM        792860108     $ 0.4690    14,744     SH        SOLE                     14,744
------------------------------------------------------------------------------------------------------------------------------------
Salomon Bros Worldwide Income            COM        79548T109     $ 0.3852    32,100     SH        SOLE                     32,100
------------------------------------------------------------------------------------------------------------------------------------
Santa Fe Snyder Corp.                    COM        80218k105     $ 4.7662   595,780     SH        SOLE                    595,780
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Intmed Muni Fd              COM        831802103     $ 0.1264    13,300     SH        SOLE                     13,300
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Municipal Fd                COM        831902101     $ 0.1779    13,300     SH        SOLE                     13,300
------------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp             COM        832727101     $ 17.4763  849,911     SH        SOLE                    849,911
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STAR Telecommunications, Inc.            COM        854923109     $ 0.1609    20,600     SH        SOLE                     20,600
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worl        PAIRED CTF    85590A203     $ 1.7026    55,709     SH        SOLE                     55,709
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Summit Bancorp.                          COM        866005101     $ 0.7995    19,120     SH        SOLE                     19,120
------------------------------------------------------------------------------------------------------------------------------------
Templeton Emerging Mkts Inc Fd           COM        880192109     $ 0.4096    37,665     SH        SOLE                     37,665
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Terex Corporation                        COM        880779103     $ 2.4190    79,475     SH        SOLE                     79,475
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Texas Industries, Inc.                   COM        882491103     $ 0.4805    12,400     SH        SOLE                     12,400
------------------------------------------------------------------------------------------------------------------------------------
Titan Exploration, Inc.                  COM        888289105     $ 0.2140    42,800     SH        SOLE                     42,800
------------------------------------------------------------------------------------------------------------------------------------
Town & Country Trust                  SH BEN INT    892081100     $ 0.2471    13,825     SH        SOLE                     13,825
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Co           CL A       893939108     $ 0.3922    10,025     SH        SOLE                     10,025
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd                   COM        902124106     $ 2.4872    26,250     SH        SOLE                     26,250
------------------------------------------------------------------------------------------------------------------------------------
USA Detergents Inc                       COM        902938109     $ 0.1300    21,440     SH        SOLE                     21,440
------------------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Company L.P.         COM UNITS     902977107     $ 0.4396    31,400     SH        SOLE                     31,400
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Union Pacific Resources Group            COM        907834105     $ 1.4136    86,655     SH        SOLE                     86,655
------------------------------------------------------------------------------------------------------------------------------------
Union Planters Corp                      COM        908068109     $ 0.3396     7,600     SH        SOLE                      7,600
------------------------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc.                    COM        912080108     $ 0.3213    18,900     SH        SOLE                     18,900
------------------------------------------------------------------------------------------------------------------------------------
U.S. West, Inc.                          COM        91273H101     $ 0.9953    16,942     SH        SOLE                     16,942
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Merr Value Mun Tr             COM        921132106     $ 0.1485    10,800     SH        SOLE                     10,800
------------------------------------------------------------------------------------------------------------------------------------
Varian Inc.                              COM        922206107     $ 0.8362    61,940     SH        SOLE                     61,940
------------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment           COM        922207105     $ 0.3973    23,370     SH        SOLE                     23,370
------------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.             COM        92220P105     $ 0.3972    15,730     SH        SOLE                     15,730
------------------------------------------------------------------------------------------------------------------------------------
Viad Corp                                COM        92552R109     $ 3.1335   101,286     SH        SOLE                    101,286
------------------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co                        COM        934488107     $ 6.0288    87,216     SH        SOLE                     87,216
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                  COM        939322103     $ 7.9569   223,745     SH        SOLE                    223,745
------------------------------------------------------------------------------------------------------------------------------------
Westwood One Inc                         COM        961815107     $ 0.2864     8,025     SH        SOLE                      8,025
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corporation                    COM        963320106     $ 0.2183     2,950     SH        SOLE                      2,950
------------------------------------------------------------------------------------------------------------------------------------
Whitman Corp.                            COM        96647r107     $ 0.4932    27,400     SH        SOLE                     27,400
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp                               COM        984121103     $ 0.6653    11,265     SH        SOLE                     11,265
------------------------------------------------------------------------------------------------------------------------------------
Fruit of the Loom Inc. CL A           ORD CL A      G3682L105     $ 0.2876    29,500     SH        SOLE                     29,500
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PartnerRe Ltd                            COM        G6852T105     $ 2.1322    57,050     SH        SOLE                     57,050
------------------------------------------------------------------------------------------------------------------------------------
Triton Energy Ltd                        ORD        G90751101     $ 0.1509    14,200     SH        SOLE                     14,200
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                                                                $ 330.3211  14,571,697
